Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Oct. 31, 2012
Driver Ic Reporting Unit [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Corporate straight bond and conversion option, Fair Value Disclosure		$ 571.9
Weighted Average Cost Of Capital		21.30%
Long Term Growth Rate		1.10%
Percentage Of Variation Between Fair Value and Carrying Amount		54.30%
Warrant obligation [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	0.58%
Fair Value Assumptions, Expected Term	9 months 22 days
Fair Value Assumptions, Expected Volatility Rate	46.35%